Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

4. DERIVATIVE INSTRUMENTS

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on currencies, energies, grains, interest rates, livestock, metals, softs and stock indices. The following were the primary trading risk exposures of the Trust at March 31, 2012, by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in an asset position by counterparty are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair values of futures and forward currency contracts in a liability position by counterparty are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in the Fair Value and Disclosures note, contained herein.

Since the derivatives held or sold by the Trust are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

See "Item 3. Quantitative and Qualitative Disclosures About Market Risk" for additional derivative-related information.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at March 31, 2012 and December 31, 2011. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at March 31, 2012

					Net Unrealized Gain (Loss) on
	Fair Value - Long Positions		Fair Value - Short Positions		Open
Sector	Gains	Losses	Gains	Losses	Positions

Futures contracts:
Energies	$-	$(2,873,507)	$2,969,190	$-	$95,683
Grains	58,713	(2,463)	-	(432,584)	(376,334)
Interest rates	2,041,772	(783,831)	-	(129,921)	1,128,020
Livestock	-	-	72,090	-	72,090
Metals	175,200	(2,174,842)	2,248,850	(12,631)	236,577
Softs	250,667	-	1,818,638	-	2,069,305
Stock indices	351,198	(758,438)	613,108	(97,896)	107,972
Total futures contracts	2,877,550	(6,593,081)	7,721,876	(673,032)	3,333,313

Forward currency contracts	3,910,279	(5,903,513)	2,716,489	(10,318,955)	(9,595,700)

Total futures and forward currency contracts	$6,787,829	$(12,496,594)	$10,438,365	$(10,991,987)	$(6,262,387)

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized Gain (Loss) on
	Fair Value - Long Positions		Fair Value - Short Positions		Open
Sector	Gains	Losses	Gains	Losses	Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the three months ended March 31, 2012 and 2011 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the three months ended March 31, 2012 and 2011

Sector	Three months ended: March 31, 2012	Three months ended: March 31, 2011

Futures contracts:
Energies	$10,412,557	$24,513,749
Grains	(4,433,664)	(3,282,910)
Interest rates	(15,579,211)	(10,735,414)
Livestock	(132,070)	957,680
Metals	(7,292,286)	3,162,126
Softs	2,119,527	2,003,567
Stock indices	(9,224,678)	(19,679,883)
Total futures contracts	(24,129,825)	(3,061,085)

Forward currency contracts	(19,777,557)	(3,387,367)

Total futures and forward currency contracts	$(43,907,382)	$(6,448,452)

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the three months ended March 31, 2012 and 2011. The Trust's average net asset value for the three months ended March 31, 2012 and 2011 was approximately $710,000,000 and $890,000,000, respectively.

Average notional value by sector of futures and forward currency contracts for the three months ended March 31, 2012 and 2011

	2012		2011
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$85,112,356	$40,304,045	$196,497,504	$52,630,815
Grains	19,541,825	36,306,884	96,528,751	27,872,313
Interest rates	1,332,618,330	24,095,856	559,104,430	107,053,103
Livestock	-	4,579,130	14,819,860	1,547,150
Metals	26,574,777	62,655,627	153,567,972	13,030,188
Softs	7,157,640	27,786,050	32,902,037	3,742,029
Stock indices	91,978,360	125,441,692	479,240,805	18,928,946
Total futures contracts	1,562,983,288	321,169,284	1,532,661,359	224,804,544

Forward currency contracts	269,906,364	452,221,381	1,061,180,437	189,693,768

Total average notional	$1,832,889,652	$773,390,665	$2,593,841,796	$414,498,312

Notional values in the interest rate sector were calculated by converting the notional value in local currency of open interest rate futures positions with maturities less than 10 years to 10-year equivalent fixed income instruments and translated to U.S. dollars at March 31, 2012 and 2011. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.

CONCENTRATION OF CREDIT RISK

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange.

The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and trading counterparties which the Managing Owner believes to be creditworthy. In addition, for OTC forward currency contracts, the Trust enters into master netting agreements with its counterparties. Collateral posted at the various counterparties for trading of futures and forward currency contracts includes cash and U.S. Treasury notes.

A significant portion of the Trust's forward currency trading activities are cleared by Barclays Bank PLC ("BB"), Deutsche Bank AG ("DB") and Morgan Stanley & Co. LLC ("MS"). The Trust began trading at BB on June 2, 2011. The Trust's concentration of credit risk associated with BB, DB or MS nonperformance includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by BB, DB and MS. The amount of such credit risk was $41,967,726 and $32,236,730 at March 31, 2012 and December 31, 2011, respectively.

6.          DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC contracts.

The Trust records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust's unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity.

The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust's risk of loss due to counterparty nonperformance. The Trust's exposure to credit risk associated with counterparty nonperformance of these contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $32,236,730 and $90,603,180 at December 31, 2011 and 2010, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner's market risk control procedures include diversification of the Trust's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)). For all forward currency transactions, the Trust utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$1,181,145	9.86%	$1,643,420	4.39%
British pound	268,046	2.24	954,935	2.55
Canadian dollar	793,734	6.63	1,325,243	3.54
Czech koruna	148,481	1.24	(35,527)	(0.09)
Euro	3,382,866	28.24	675,680	1.81
Hong Kong dollar	(29,417)	(0.25)	301,679	0.81
Hungarian forint	115,728	0.97	(47,422)	(0.13)
Japanese yen	2,674,868	22.33	(1,118,237)	(2.99)
Korean won	(187,989)	(1.57)	1,926,819	5.15
Mexican peso	(537)	(0.00)	48,949	0.13
New Zealand dollar	551,053	4.60	(479,061)	(1.28)
Norwegian krone	(878,248)	(7.33)	1,572,029	4.20
Polish zloty	(29,114)	(0.24)	181,184	0.49
Romanian leu	28,100	0.23	5,336	0.02
Singapore dollar	84,101	0.70	173,541	0.46
South African rand	(9,218)	(0.08)	384,474	1.03
Swedish krona	(328,241)	(2.74)	776,341	2.08
Swiss franc	607,933	5.08	(533,492)	(1.43)
Taiwan dollar	(148,333)	(1.24)	685,814	1.83
Thai baht	6,878	0.06	16,258	0.04
Turkish lira	(55,283)	(0.46)	(1,344,384)	(3.59)
U.S. dollar	3,800,552	31.73	30,288,650	80.98

Total	$11,977,105	100.00%	$37,402,229	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2011 and 2010 by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollars.

Energies – The Trust's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2011 and 2010. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$3,578,697	$(604,025)	$-	$(1,326,800)	$1,647,872
Grains	6,435,870	-	-	(707,463)	5,728,407
Interest rates	1,906,539	(446,636)	93,822	(225,935)	1,327,790
Livestock	578,540	-	-	(295,000)	283,540
Metals	10,487,557	-	-	(1,179,968)	9,307,589
Softs	2,899,490	(6,496)	17,158	(279,470)	2,630,682
Stock indices	6,102,368	(1,061,589)	504,746	(6,570)	5,538,955

Total futures contracts	31,989,061	(2,118,746)	615,726	(4,021,206)	26,464,835

Forward currency contracts	17,229,470	(2,951,060)	4,884,986	(8,226,002)	10,937,394

Total futures and forward currency contracts	$49,218,531	$(5,069,806)	$5,500,712	$(12,247,208)	$37,402,229

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2011, 2010 and 2009 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2011	2010	2009

Futures contracts:
Currencies	$-	$-	$12,863
Energies	7,688,026	(6,296,617)	(20,943,376)
Grains	(10,817,032)	14,680,492	(6,699,369)
Interest rates	74,456,429	78,525,936	(19,513,721)
Livestock	(2,910,290)	(531,000)	2,065,620
Metals	(974,007)	12,922,817	(11,958,920)
Softs	(1,791,425)	7,618,692	(218,950)
Stock indices	(66,244,167)	(2,020,460)	7,916,951

Total futures contracts	(592,466)	104,899,860	(49,338,902)

Forward currency contracts	(33,057,050)	25,264,096	(9,399,089)

Total futures and forward currency contracts	$(33,649,516)	$130,163,956	$(58,737,991)

The following table presents average notional value by sector in U.S. Dollars of open futures and forward currency contracts for the years ended December 31, 2011, 2010 and 2009. The Trust's average Net Asset Value during 2011, 2010 and 2009 was approximately and $851,000,000, $866,000,000 and $931,000,000, respectively.

	2011		2010		2009
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Currencies	$-	$-	$-	$-	$-	$3,320,750
Energies	127,381,359	48,647,953	183,992,274	116,768,010	109,535,870	113,200,422
Grains	53,980,643	40,497,833	57,678,838	40,281,856	22,378,090	53,157,025
Interest rates	1,079,809,596	61,557,330	1,274,911,920	47,891,170	936,859,841	38,825,820
Livestock	5,927,944	7,597,444	16,433,746	5,323,786	-	26,230,698
Metals	81,393,624	40,499,934	115,309,169	11,071,090	52,829,526	39,335,538
Softs	17,865,981	10,367,157	29,206,211	7,135,608	20,257,081	13,534,675
Stock indices	244,479,325	70,839,469	478,292,206	14,482,348	344,334,006	85,714,579

Total futures contracts	1,610,838,472	280,007,120	2,155,824,364	242,953,868	1,486,194,414	373,319,507

Forward currency contracts	714,484,864	292,797,211	876,153,841	358,871,897	473,904,261	200,256,650

Total average notional	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765	$1,960,098,675	$573,576,157

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. Dollars at each quarter-end during 2011, 2010, and 2009. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.